BASIC AND DILUTED NET LOSS PER SHARE (Basic and Diluted Net loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (3,854)	$ (6,118)	$ (812)	$ (7,334)
Accretion of preferred stocks to redemption value	(52,993)	(3,873)	(7,297)	(2,007)
Net loss attributable to common stockholders, basic	(56,847)	(9,991)	(8,109)	(9,341)
Net loss attributable to common stockholders, diluted	$ (56,847)	$ (9,991)	$ (8,109)	$ (9,341)
Denominator:
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, basic (in shares)	13,157,022	11,973,921	11,986,185	11,880,295
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders, diluted (in shares)	13,157,022	11,973,921	11,986,185	11,880,295
Net loss per stock attributable to common stockholders – basic (in dollars per share)	$ (4.32)	$ (0.83)	$ (0.68)	$ (0.79)
Net loss per stock attributable to common stockholders – diluted (in dollars per share)	$ (4.32)	$ (0.83)	$ (0.68)	$ (0.79)